Borrowings (Details 4) - Dec. 31, 2017 € in Thousands, ₪ in Thousands	ILS (₪)	EUR (€)
Disclosure of detailed information about borrowings [line items]
2018	₪ 100,398	€ 24,175
2019	351,210	84,568
2020	59,874	14,417
Total	₪ 511,482	€ 123,160